Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	$ 2,504	$ 3,288
Disposals	(55)
Recognized in Income Statement	(454)	930
Recognized in Other Comprehensive Income	366	(148)
Recognized in Equity	6	7
Translation and Other	59	(9)
Ending balance	2,602	2,504
Loss carry forwards [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	1,019	596
Disposals	(18)
Recognized in Income Statement	(278)	387
Recognized in Equity	(1)	7
Translation and Other	(17)	29
Ending balance	705	1,019
Actuarial liabilities [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	5,466	7,878
Recognized in Income Statement	3,093	(2,697)
Recognized in Equity	(1)	3
Translation and Other	(115)	282
Ending balance	8,443	5,466
Pensions and post-employment benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	242	208
Recognized in Income Statement	4	27
Recognized in Other Comprehensive Income	(20)	7
Ending balance	226	242
Tax credits [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	261	454
Recognized in Income Statement	(253)	(224)
Translation and Other	(8)	31
Ending balance		261
Accrued interest [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	1	1
Recognized in Income Statement	0
Ending balance	1	1
Real estate [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(959)	(1,062)
Recognized in Income Statement	(110)	150
Recognized in Other Comprehensive Income		(1)
Translation and Other	23	(46)
Ending balance	(1,046)	(959)
Securities and other investments [member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(2,689)	(3,807)
Recognized in Income Statement	(1,863)	1,234
Recognized in Other Comprehensive Income	(347)	136
Recognized in Equity	39	1
Translation and Other	156	(253)
Ending balance	(4,704)	(2,689)
Sale of investments [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(87)	(105)
Recognized in Income Statement	17	18
Translation and Other	1
Ending balance	(69)	(87)
Goodwill and intangible assets [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	(847)	(825)
Recognized in Income Statement	(49)	18
Translation and Other	20	(40)
Ending balance	(876)	(847)
Other [Member]
Reconciliation of changes in deferred tax liability (asset) [line items]
Beginning balance	97	(50)
Disposals	(37)
Recognized in Income Statement	(107)	157
Recognized in Other Comprehensive Income	1	6
Recognized in Equity	(31)	(4)
Translation and Other	(1)	(12)
Ending balance	$ (78)	$ 97